Significant events during the reporting period	6 Months Ended
Jun. 30, 2021
Significant Events During Reporting Period
Significant events during the reporting period

Note 4 - Significant events during the reporting period

On June 28, 2021, the Company entered into a license agreement with Yissum Research Development Company of the Hebrew University of Jerusalem (“Yissum”) pursuant to which Yissum granted to the Company a worldwide, exclusive and irrevocable license to develop and commercialize Amilo-5Mer. The grant of the license takes effect upon approval of the Israel Innovation Authority. Under the license agreement, the Company shall be responsible for carrying out the development and commercialization of Amilo-5Mer and the prosecution and maintenance of the licensed patents under the license agreement. In consideration for the grant of the license, the Company has agreed to pay to Yissum an upfront license fee of $100,000, payments of up to $850,000 upon meeting certain regulatory milestones, single digit royalties on any future net sales and a share of any sublicense fees.